Long-term Debt	12 Months Ended
Dec. 31, 2014
Long-term Debt [Abstract]
Long-term Debt
9. Long-term Debt:
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2013	2014
5% Convertible Senior Unsecured Notes	$700,000	$-
6.5% Drill Rigs Senior Secured Notes	800,000	800,000
7.25% Ocean Rig Senior Unsecured Notes	-	500,000
9,5% Ocean Rig Senior Unsecured Notes	500,000	-
Secured Credit Facilities – Drybulk Segment	638,820	685,410
Secured Credit Facilities – Tanker Segment	303,979	277,913
Secured Bridge Credit Facility	-	200,000
$1.35 billion Secured Credit Facilities – Drilling Segment	890,000	-
$1.9 billion Term Loan B Facility - Drilling Segment	1,895,250	1,876,250
$1.3 billion Term Loan B Facility - Drilling Segment	-	1,296,750
Less: Deferred financing costs and equity component of notes	(160,046)	(118,710)
Total debt	5,568,003	5,517,613
Less: Current portion	(1,660,168)	(1,165,021)
Long-term portion	$3,907,835	$4,352,592

Convertible Senior Notes and Related Borrow Facility

In November 2009, the Company issued $400,000 aggregate principal amount of 5% Convertible unsecured Senior Notes (the "Notes"), which were due December 1, 2014. The full over allotment option granted was exercised and an additional $60,000 Notes were purchased. Accordingly, $460,000 in aggregate principal amount of Notes were sold, resulting in aggregate net proceeds of approximately $447,810 after the underwriters commissions.

As the Notes contained a cash settlement option upon conversion at the option of the issuer, the Company applied the guidance for "Accounting for Convertible Debt Instruments That May be Settled in Cash Upon Conversion (Including Partial Cash Settlement)" and therefore, on the day of the Note issuance, bifurcated the $460,000 principal amount of the Notes into liability and equity components of $341,156 and $118,844, respectively, by first determining the carrying amount of the liability component of the Notes by measuring the fair value of a similar liability that did not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance. Additionally, the guidance required the Company to accrete the discount of $118,844 to the principal amount of the Notes over the term of the Notes. The Company's interest expense associated with this Note accretion was based on an effective interest rate of 12%.

In April 2010, the Company issued $220,000 aggregate principal amount of Notes, which were due December 1, 2014. These Notes were offered as additional Notes under the indenture, as supplemented by a supplemental indenture, pursuant to which the Company previously issued $460,000 aggregate principal amount of Notes due December 1, 2014 in November 2009. The terms of the Notes offered in April 2010 other than their issue date and public offering price, were identical to the Notes issued in November 2009.

The full over allotment option granted was exercised and an additional $20,000 aggregate principal amount of Notes were purchased. Accordingly, $240,000 in aggregate principal amount of Notes were sold, resulting in aggregate net proceeds of approximately $237,202 after the underwriters commissions. On the day of the Note issuance, the Company bifurcated the $240,000 principal amount of the Notes into the liability and equity components of $168,483 and $71,517, respectively, by first determining the carrying amount of the liability component of the Notes by measuring the fair value of a similar liability that did not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance. Additionally, the Company was required to accrete the discount of $71,517 to the principal amount of the Notes over the term of the Notes. The Company's interest expense associated with this Note accretion was based on an effective interest rate of 14%.

In conjunction with the public offering of 5% Notes described above, the Company also entered into share lending agreements with an affiliate of the underwriter of the offering, or the share borrower, pursuant to which the Company loaned the share borrower approximately 36,100,000 shares of the Company's common stock. Under the share lending agreements, the share borrower was required to return the borrowed shares when the Notes were no longer outstanding. The Company did not receive any proceeds from the sale of the borrowed shares by the share borrower, but the Company did receive a nominal lending fee of $0.01 per share from the share borrower for the use of the borrowed shares. As of December 31, 2013, the share borrower had returned an aggregate 21,000,000 of the above-referenced loaned shares to the Company. As of December 31, 2014, the share borrower returned the remaining 15,100,000 of the above mentioned loaned shares to the Company. The returned loaned shares were not retired and are included as treasury stock in the accompanying balance sheets as of December 31, 2013 and 2014.

The fair value of the outstanding loaned shares as of December 31, 2013 and 2014, was $70,970 and $0, respectively. On the day of the Notes issuance the fair value of the share lending agreements was determined to be $14,476, based on a 5.5% interest rate of the Notes without the share lending agreement and was recorded as debt issuance cost. Amortization of the issuance costs associated with the share lending agreement included in "Interest and finance costs" during the years ended December 31, 2012, 2013 and 2014, was $2,983, $2,974 and $2,733, respectively. The unamortized balance as of December 31, 2013 and 2014, was $2,733 and $0, respectively.

Effective September 19, 2011, the applicable conversion price was changed to $6.9 per share. The previous conversion price of $7.19 per share was adjusted downward in connection with the Company's partial spin off of Ocean Rig.

The total interest expense related to the Notes in the Company's consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014, was $73,855, $78,769 and $76,680 of which $38,855, $43,769 and $45,261, respectively are non-cash amortization of the discount on the liability component and $35,000, $35,000 and $31,419, respectively are the contractual interest payable semi-annually at a coupon rate of 5% per year. At December 31, 2013 and 2014, the net carrying amount of the liability component and unamortized discount were $654,738 and $0, respectively and $45,261 and $0, respectively.

The Company's interest expense associated with the $460,000 aggregate principal amount and $240,000 aggregate principal amount of Notes was accretive based on an effective interest rate of 12% and 14%, respectively.

During November 2014, the Company repurchased on the open market and cancelled $191,090 principal amount of its 5% convertible notes. On November 24, 2014, the Company repaid the remaining amount of its 5% convertible notes, amounting to $508,910.

Ocean Rig's 6.5% senior secured notes due 2017

On September 20, 2012, Ocean Rig's wholly owned subsidiary Drill Rigs Holdings Inc. ("the Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Notes") offered in a private offering, resulting in net proceeds of approximately $781,965. Ocean Rig used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Notes are fully and unconditionally guaranteed by Ocean Rig and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with Ocean Rig, the "Guarantors").

Upon a change of control, which occurs if 50% or more of Ocean Rig's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the notes, at one time or from time to time at 103.25% (from October 1, 2015 to September 30, 2016) or 100% (October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

The Drill Rigs Notes and the Drill Rigs Notes guarantees are secured, on a first priority basis, by a security interest in the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude, and certain other assets of the Issuer and the Issuer Subsidiary Guarantors and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Notes.

Ocean Rig's 7.25% senior unsecured notes due 2019

On March 26, 2014, Ocean Rig issued $500,000 aggregate principal amount of 7.25% senior unsecured notes due 2019 (the "7.25% Senior Unsecured Notes"), offered in a private placement, resulting in net proceeds of approximately $493,625. The 7.25% Senior Unsecured Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness. Ocean Rig used the net proceeds from the offering of the 7.25% Senior Unsecured Notes, together with cash on hand and repurchased $462,300 of its 9.5% Senior Unsecured Notes, of which $500,000 in aggregate principal amount was outstanding prior to closing of the 7.25% Senior Unsecured Notes Offering, at a tender premium of 105.375%, while the remaining $37,700, was redeemed at a redemption price of 104.5% on May 13, 2014.

The 7.25% Senior Unsecured Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 101% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 7.25% per year.

Ocean Rig's 9.5% senior unsecured notes due 2016

On April 27, 2011, Ocean Rig issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "9.5% Senior Unsecured Notes ") offered in a private placement, resulting in net proceeds of approximately $487.5 million. The 9.5% Senior Unsecured Notes were unsecured obligations and ranked senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

On April 26, 2011, DryShips agreed to purchase from three unaffiliated companies 9.5% Senior Unsecured Notes in the total aggregate principal amount of $75,000. During the period from May 19, 2011 to July 27, 2011, the Company sold to third parties these senior unsecured notes with notional amount of $57,000 resulting in a gain of $1,406. The remaining $18,000 senior unsecured notes were measured at fair value as of December 31, 2011 and a loss of $1,350 was recorded in "Other comprehensive income". During the period from March 15, 2012 to March 30, 2012, the remaining $18,000 of senior unsecured notes were also sold to third parties with a notional amount of $18,000 resulting in a gain of $709.

The 9.5% Senior Unsecured Notes were repurchased or redeemed by proceeds from from the 7.25% Senior Unsecured Notes offering discussed above, together with cash on hand.

Term bank loans and credit facilities

The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between January 2015 and June 2025. Interest rates on the outstanding loans as at December 31, 2014, are based on LIBOR plus a margin, except for an amount of $3,173,000 from the Loan facilities which are based on a fixed rate.

On March 28, 2014, the Company entered into a supplemental agreement relating to the loan agreement dated March 19, 2012, to amend certain financial covenants.

On May 29, 2014 the Company entered into a supplemental agreement to the loan agreement dated February 14, 2012 to amend certain definitions.

On July 7, 2014 the Company entered into an agreement with Commerzbank under the $35.0 million Senior Secured Credit Facility dated October 2, 2007, under which the Company agreed to make a cash prepayment of $2,700 to avoid a loan-to-value covenant breach.

On July 11, 2014, the Company entered into a supplemental agreement under the secured term loan facility dated July 23, 2008, to among other things, release the vessel Woolloomoloo from the collateral package under this loan.

On July 17, 2014, the Company signed a supplemental agreement under the secured term loan facility dated October 26, 2011 for a waiver of a certain financial covenant until December 31, 2014.

Term bank loans and credit facilities – continued:

On July 31, 2014, the Company signed a supplemental agreement under the secured term loan facility dated October 24, 2012, for the relaxation of a certain financial covenant until December 31, 2014.

On October 29, 2014, the Company entered into a senior secured credit facility with Nordea Bank for up to $170,000 to refinance the existing indebtedness under the Company's $325,000 Senior Credit Facility, which had a balance of $50,010 as of October 31, 2014. This facility has a five-year term, bears interest at LIBOR plus a margin, is repayable in quarterly installments and is secured by the six vessels that secured the $325,000 Senior Credit Facility, as well as three other vessels.

On November 12, 2014, the Company signed a supplemental agreement under the secured loan facility dated June 20, 2008, for relaxation of certain financial covenants.

On November 14, 2014, the Company entered into a facility agreement with ABN AMRO, for a secured bridge loan facility in an amount of $200,000. The loan is repayable through a single repayment installment. In connection with the ABN AMRO facility, on November 18, 2014, as required by that facility, Ocean Rig filed a prospectus supplement covering up to 78,301,755 of its common shares held by DryShips or its pledgees. Of the shares registered, 45,129,069 Ocean Rig shares were initially pledged by the Company to ABN AMRO under the terms of the ABN AMRO facility which requires collateral coverage based on the prevailing 30-day Volume Weighted Average Price (“VWAP”) at draw down. On January 9, 2015, the Company provided additional security in relation to the ABN AMRO facility in the form of 8,000,000 Ocean Rig shares owned by the Company. On January 20 and February 2, 2015, the Company made two prepayments of $10,000 and $5,000 plus accrued interest, respectively under this loan agreement.

On December 23, 2014, the Company entered into an agreement with the lender under its two Senior Secured Credit Facilities, dated October 5, 2007 and March 13, 2008. Under the terms of these agreements, among other things, the lender has agreed to waive certain financial covenants until December 31, 2014 and relax other financial covenants until maturity, and the Company has agreed to provide a pledge over 8,775,055 Ocean Rig shares owned by DryShips until December 31, 2014.

$1.35 billion Senior Secured Credit Facility

On February 28, 2013, Drillships Ocean Ventures Inc., a majority owned subsidiary and Ocean Rig's wholly-owned subsidiary, entered into a secured term loan facilities agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, in the amount of $1,350,000 to partially finance the construction costs of the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena. The facilities agreement was comprised of three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the commercial lenders, or the Commercial Facilities, three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities, and three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the Export-Import Bank of Korea, or the Kexim Facilities. All term loan facilities bore interest at LIBOR plus a margin and were repayable in quarterly installments, beginning three months after the delivery of the first drillship. The Commercial Facilities matured five years after the first drawdown date while the Eksportkreditt GIEK Facilities and Kexim Facilities matured five or eleven years after the first drawdown date at the lenders option. In connection with this loan, Ocean Rig paid $22.4 million as loan origination fees. On August 20, 2013 and December 20, 2013, the Company drew down an amount of $900,000 in aggregate under the above facility in connection with the deliveries of the Ocean Rig Mylos and the Ocean Rig Skyros. On March 24, 2014, Ocean Rig drew down the remaining undrawn amount of $450,000, in connection with the delivery of Ocean Rig Athena.

Under the agreement, Ocean Rig would only pay dividends or make other distributions in respect of its capital stock under the $1,350,000 secured term loan facility in an amount of up to 50% of net income of each previous financial year, provided in each case that Ocean Rig maintained minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and maintain such level for the next 12 months following the date of the dividend payment.

On August 30, 2013, Ocean Rig signed a supplemental agreement to amend certain provisions in its $1,350,000 Senior Secured Facility dated February 28, 2013. Under the terms of the agreement, the existing dividend restriction of up to 50% of preceding fiscal year net income amended to apply on a cumulative basis from July 1, 2013 onwards (50% of cumulative net income) and include a carve-out to pay additional dividends up to the higher of (i) $150,000 and (ii) 5% of Ocean Rig's net tangible assets. Furthermore, the minimum interest coverage ratio requirement would be 2.0 times until June 30, 2015 and the maximum leverage ratio will be 6.5 times until June 30, 2014, 6.0 times until December 31, 2014 and 5.5 times until June 30, 2015.

On July 25, 2014, this facility was repaid in full and replaced by the $1,300,000 Senior Secured Term Loan B Facility (see below).

$1.3 billion Senior Secured Term Loan B Facility

On July 25, 2014, Ocean Rig's wholly owned subsidiary, Drillships Ocean Ventures Inc., entered into a $1,300,000 Senior Secured Term Loan B ("New Term Loan B") facility to repay the $1,350,000 Senior Secured Credit Facility, which had an outstanding loan balance of approximately $1,300,000 on that date. The unamortized balance of the deferred finance fees associated with the loan repaid, amounting to approximately $19,797, was written off in the consolidated statement of operations upon the extinguishment of the related debt in July 2014. In addition, restricted cash of $75,000 associated with the respective debt was released upon the repayment. The New Term Loan B facility which is secured primarily by first priority mortgages on the vessels, the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena, bears interest at a fixed rate and matures on July 25, 2021.

$1.9 billion term loan B facilitiy

On July 12, 2013, Ocean Rig, through its wholly-owned subsidiaries, Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc., entered into a $1,800,000 senior secured term loan facility, comprised of tranche B-1 term loans in an aggregate principal amount equal to $975,000 ("Tranche B-1 Term Loans") and tranche B-2 term loans in an aggregate principal amount equal to $825,000 ("Tranche B-2 Term Loans" and, together with the Tranche B-1 Term Loans, the "Term Loans"), with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances and the third quarter of 2016. The Term Loans are initially guaranteed by Ocean Rig and certain existing and future subsidiaries of DFHI and are secured by certain assets of, and by a pledge of the stock of, DFHI and the subsidiary guarantors. The net proceeds of the Term Loans were used by Ocean Rig to repay in full amounts outstanding under Ocean Rig's $800,000 secured term loan agreement and the two $495,000 senior secured credit facilities, amounting to $1,519,168 in aggregate. The unamortized balance of the deferred finance fees associated with the repaid loans, amounting to approximately $23.3 million was written off upon the extinguishment of the related debt in July 2013. In addition, restricted cash of $131.6 million associated with the respective loans were released upon the repayment. On July 26, 2013, Ocean Rig through its wholly-owned subsidiaries DFHI and Drillships Projects Inc., entered into an incremental amendment to the $1,800,000 senior term loan for additional tranche B-1 term loans in a principal amount of $100,000.

On February 7, 2014, Ocean Rig refinanced its then existing short-term Tranche B-2 Term Loans with a fungible add-on to its existing long-term Tranche B-1 Term Loans. As a result of this refinancing, the total $1.9 billion of Tranche B-1 Term Loans will mature no earlier than the third quarter of 2020.

$12.5 million Sellers credit

On March 15, 2013, the Company reached an agreement with a far eastern shipyard for a $12,500 sellers credit to the Company. This credit was repayable to the yard in one bullet repayment two years after date of drawdown and it bore interest at 3% per annum. The Company agreed to provide a pledge of 1,602,500 shares in Ocean Rig that the Company owns, which pledge would be automatically released upon repayment of the credit. During March 2013, the Company drew the total amount of $12,500.        On January 8, 2015, this credit was repaid in full by the Company. On the date of repayment and termination of the loan agreement, the Company was released from its obligations and 1,602,500 shares of Ocean Rig UDW Inc. pledged by the Company to the shipyard were released and returned to the Company.

The aggregate available undrawn amounts under the Company's facilities at December 31, 2013 and 2014, were $450,000 and $0, respectively.

The weighted-average interest rates on the above outstanding debt were: 6.35%, 6.63% and 6.60% for the years ended December 31, 2012, 2013 and 2014, respectively.

The table below presents the movement for bank loans and notes throughout 2014:

Loan	Loan agreement date	Original Amount	December 31, 2013	New Loans	Repayments	December 31, 2014

Secured Credit Facility	October 2, 2007	$35,000	$17,000	-	(4,200)	$12,800
Secured Credit Facility	October 5, 2007	90,000	57,000	-	(4,000)	53,000
Secured Credit Facility	June 20, 2008	103,200	24,250	-	(3,000)	21,250
Secured Credit Facility	May 13, 2008	125,000	21,595	-	(5,889)	15,706
Secured Credit Facility	May 5, 2008	90,000	36,000	-	(6,000)	30,000
Secured Credit Facility	November 16, 2007	47,000	16,000	-	(2,000)	14,000
Secured Credit Facility	July 23,2008	126,400	53,225	-	(10,600)	42,625
Secured Credit Facility	March 13, 2008	130,000	30,241	-	(1,336)	28,905
Secured Credit Facility	February 7, 2011	70,000	57,167	-	(4,667)	52,500
Secured Credit Facility	April 20, 2011	32,313	26,927	-	(2,154)	24,773
Secured Credit Facility	October 26, 2011	141,350	123,230	-	(10,840)	112,390
Secured Credit Facility	October 24, 2012	107,669	96,654	-	(8,405)	88,249
Senior Secured Credit Facility	February 28, 2013	1,350,000	890,000	450,000	(1,340,000)	-
Term Loan B Facility	July 12, 2013	1,900,000	1,895,250	-	(19,000)	1,876,250
Term Loan B Facility	July 25, 2014	1,300,000	-	1,300,000	(3,250)	1,296,750
Secured Credit Facility	March 31, 2006	753,637	174,406	-	-	174,406
Secured Credit Facility	March 19, 2012	87,654	16,980	-	(1,191)	15,789
Secured Credit Facility	February 14, 2012	122,580	115,590	-	(5,760)	109,830
Secured Bridge Credit Facility	November 14, 2014	200,000	-	200,000	-	200,000
Senior Secured Credit Facility	October 29, 2014	167,100	-	167,100	-	167,100
Secured Credit Facility	September 18, 2007	325,000	76,534	-	(76,534)	-
5% Convertible Senior Unsecured Notes	November 21, 2009	460,000	700,000	-	(700,000)	-
6.5% Drill Rigs Senior Secured Notes	September 20, 2012	800,000	800,000	-	-	800,000
7.25% Ocean Rig's Senior Unsecured Notes	March 26, 2014	500,000	-	500,000	-	500,000
9.5% Ocean Rig's Senior Unsecured Notes	April 14, 2011	500,000	500,000	-	(500,000)	-
			$5,728,049	2,617,100	(2,708,826)	$5,636,323

The above loans and secured notes are secured by a first priority mortgage over the Company's vessels, drilling rigs and drillships, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation and pledges of the shares of capital stock of certain of the Company's subsidiaries. The loans contain covenants that restrict, without the bank's prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgaging of vessels and changes in the general nature of the Company's business. In addition, some of the vessels owning companies are not permitted to pay any dividends to DryShips nor DryShips to its shareholders without the lender's prior consent. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including maintaining working capital above a certain level. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit the Dryships' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

As of December 31, 2014, the shipping segment was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of December 31, 2014, the shipping segment was in breach of certain financial covenants, contained in the Company's loan agreements relating to $259,537 of the Company's debt (Note 3). As a result of this non-compliance and of the cross default provisions contained in all bank loan agreements of the shipping segment and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of its shipping segment's bank loans in breach amounting to $1,163,321 as current at December 31, 2014.

As of December 31, 2014, the Company was in compliance with all the financial covenants contained in its debt agreements relating to its drilling segment.

Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the years ended December 31 2012, 2013 and 2014, amounted to $222,635, $297,602 and $367,996, respectively. These amounts net of capitalized interest are included in "Interest and finance costs" in the accompanying consolidated statement of operations.

The annual principal payments required to be made after December 31, 2014, including balloon payments, totaling $5,636,323 due through June 2025 are as follows:

2015	$1,195,323
2016	32,000
2017	832,000
2018	32,000
2019	532,000
2020 and thereafter	3,013,000
Total principal payments	5,636,323
Less: Financing fees and equity component of notes	(118,710)
Total debt	$5,517,613